Adoption of New Accounting Standards	12 Months Ended
Apr. 30, 2025
Disclosure of initial application of standards or interpretations [abstract]
Adoption of New Accounting Standards
4.
ADOPTION OF NEW ACCOUNTING STANDARDS

Standards adopted

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

The amendments to IAS 1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date.

These amendments are effective for reporting periods beginning on or after January 1, 2024, which is our fiscal year ending April 30, 2025. We adopted these amendments in our first fiscal quarter ending July 31, 2024 with no impact noted to our classification of liabilities.

Standards not yet adopted

IFRS 18

The new requirements introduced in IFRS 18 will help to achieve comparability of the financial performance of similar entities, especially related to how ‘operating profit or loss’ is defined. The new disclosures required for some management-defined performance measures will also enhance transparency. The Company does not expect IFRS 18 to have a material impact on the Company's financial statements.

These amendments are effective for reporting periods beginning on or after January 1, 2027.